CAPITAL STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
CAPITAL STOCK	14. Capital Stock. During the three months ended March 31, 2022, 22,500 shares were issued upon the exercise of employee stock options (2021 – 32,000).

17. Capital Stock.

During the year ended December 31, 2021, 61,500 shares were issued upon the exercise of employee stock options (2020 – 35,000) and 33,201 shares were issued upon the exercise of consultant stock options (2020 – 10,000).

On March 19, 2020, the Company suspended the annual dividend until further notice due to the uncertainty surrounding the COVID-19 virus.